Income Taxes - Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Loss before continuing operations before income taxes	¥ (110,853,584)	$ (16,989,055)	¥ (141,261,615)	¥ (68,053,474)
Cayman Islands and British Virgin Islands
Income Taxes
Loss before continuing operations before income taxes	(15,482,426)		(23,094,955)	(29,296,296)
PRC
Income Taxes
Loss before continuing operations before income taxes	(95,351,791)		(118,145,074)	(39,680,573)
HKSAR
Income Taxes
Loss before continuing operations before income taxes	¥ (19,367)		¥ (21,586)	¥ 923,395